Net Loss Per Share	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Net Loss Per Share

The Company calculates basic and diluted net loss per share using the weighted average number of shares of common stock outstanding during the period.

When the Company is in a net loss position, it excludes from the calculation of diluted net loss per share all potentially dilutive stock options, preferred stock and warrants, and the diluted net loss per share is the same as the basic net loss per share for such periods. If the Company was to be in a net income position, the weighted average number of shares used to calculate the diluted net income per share would include the potential dilutive effect of in-the-money securities, as determined using the treasury stock method.

The table below presents the potentially dilutive securities that would have been included in the calculation of diluted net loss per share if they were not antidilutive for the periods presented.

	Years Ended December 31,
	2016	2015
Stock options	851,375	438,248
Preferred stock	2,975,424	3,038,163
Unvested restricted stock	205,478	310,926
Warrants to purchase common stock	5,124,144	974,280
Total	9,156,421	4,761,617